CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
CONTINGENT LIABILITIES [Abstract]
CONTINGENT LIABILITIES
23.	CONTINGENT LIABILITIES

(a)	Approval for non-advertising content

A majority of the digital frames and digital TV screens in the Group's network include programs that consist of both advertising content and non-advertising content. On December 6, 2007, the State Administration of Radio, Film or Television, or the SARFT, a governmental authority in the PRC, issued the Circular regarding Strengthening the Management of Public Audio-Video in Automobiles, Buildings and Other Public Areas, or the SARFT Circular. According to the SARFT Circular, displaying audio-video programs such as television news, films and television shows, sports, technology and entertainment through public audio-video systems located in automobiles, buildings, airports, bus or train stations, shops, banks and hospitals and other outdoor public systems must be approved by the SARFT. The Group intends to obtain the requisite approval of the SARFT for the Group's non-advertising content, but the Group cannot assure that the Group will obtain such approval in compliance with this new SARFT Circular, or at all. In January 2014, the Group entered into a strategic alliance with China Radio International Oriental Network (Beijing) Co., Ltd ("CRION"), which manages the internet TV business of China International Broadcasting Network, to operate the CIBN-AirMedia channel for broadcast network TV programs to air travellers in China. According to the terms of the cooperation arrangement with CRION, during the cooperation period from March 28, 2014 to March 27, 2024, CRION shall obtain and, from time to time, be responsible for obtaining any approval, license and consent regarding the regulation of broadcasting and television from relevant authorities.

There is no assurance that CRION will be able to obtain or maintain the requisite approval or the Group will be able to renew the contract with CRION when they expire. If the requisite approval is not obtained, the Group will be required to eliminate non-advertising content from the programs included in the Group's digital frames and digital TV screens and advertisers may find the Group's network less attractive and be unwilling to purchase advertising time slots on the Group's network. As of December 31, 2017, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. However, it is not possible for the Group to predict the ultimate outcome and the possible range of the potential impact of failure to obtain such disclosed registrations and approvals primarily due to the lack of relevant data and information in the market in this industry in the past.

(b)	Class action

The Company and two of its officers were named as defendants in a putative securities class action filed on June 25, 2015 in the U.S. District Court for the Southern District of New York: Huang v. AirMedia Group Inc. et al., Civil Action No. 1:15-CV-04966-ALC (S.D.N.Y.). The complaint in this putative class action alleges that certain of the defendants' financial statements and other public statements and disclosures contained misstatements or omissions, including with respect to the alleged sale of an equity interest in the Company's advertising subsidiary, in violation the U.S. securities laws. The complaint states that plaintiffs seek to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company's ADRs between April 15 and June 15, 2015, and alleges violations of Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. On November 10, 2015, the Court appointed China Xiayuan Transportation Co. Ltd. as the lead plaintiff and appointed a lead counsel. On January 15, 2016, the lead plaintiff filed an amended complaint, advancing similar allegations and claims as the previously filed complaint and seeking to represent a class of persons who allegedly suffered damages as a result of their trading activities related to the Company's ADRs between April 7 and June 15, 2015. On March 10, 2016, the Company and one of its officers filed a motion to dismiss the Amended Complaint. On March 27, 2017, the Court granted the motion to dismiss and entered a judgment dismissing the Amended Complaint with prejudice. As of December 31, 2017, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements.

(c)	AM Advertising Dispute

Linghang Shengshi had served a legal letter, dated June 29, 2016 (the “Legal Letter”), on Longde Wenchuang to challenge the proposed transfers by Longde Wenchuang of their equity interests in AM Advertising to Shanghai Golden Bridge InfoTech Co., Ltd. (stock code: 603918), a PRC company with its shares listed on the Shanghai Stock Exchange (“Golden Bridge”). As of the date of the Legal Letter, Linghang Shengshi held 24.84% of the equity interests in AM Advertising. Longde Wenchuang and Culture Center held 28.57% and 46.43%, respectively, of the equity interests in AM Advertising. On June 14, 2016, Longde Wenchuang entered into an equity interest transfer agreement with Golden Bridge to transfer 75% equity interests in AM Advertising to Golden Bridge in consideration for shares in Golden Bridge (the “Transfer”). Neither of Longde Wenchuang sought consent from Linghang Shengshi with respect to the Transfer in accordance with the provisions of the Company Law of the People’s Republic of China (the “Company Law”). In the Legal Letter, Linghang Shengshi challenges the validity of the Transfer on the ground that it violated the statutory right of first refusal of Linghang Shengshi under the Company Law. Subsequent to the Company’s legal letter, Golden Bridge ceased acquisition of 75% equity interest of AM Advertising from Longde Wenchuang and Culture Center. Longde Wenchuang and Culture Center further dismissed the Group’s representative from Co-CEO position of AM Advertising.

On September 2, 2016, the Group received notice (the “September 2, 2016 Notice”) from the China International Economic and Trade Arbitration Commission (the “CIETAC”) that the Company, Chuangyi Technology, Linghang Shengshi and Mr. Herman Man Guo (collectively, the “Respondents”) were named as respondents by the Culture Center in an arbitration proceeding submitted by the Culture Center to the CIETAC in connection with the sale by the Company of 75% equity interests in AM Advertising to Culture Center and Longde Wenchuang in June 2015. Culture Center seeks specific performance by the Respondents of certain obligations under the transaction documents, which include, among other things, (i) the pledge by Linghang Shengshi and Mr. Guo of their respective equity interests in AM Advertising to Culture Center as security for their obligations under the transaction documents, (ii) the use of best efforts by the Respondents to cooperate with the Culture Center and Longde Wenchuang to procure the listing of AM Advertising in China and (iii) the performance by the Company and Mr. Guo of their respective non-compete obligations to refrain from holding, operating, or otherwise participating in any business that is the same or substantially the same as that of AM Advertising. The Company believes the arbitration request is without merit and intends to defend the actions vigorously. However, no assurances can be provided that the Company will prevail in this arbitration proceeding. In response to the September 2, 2016 Notice, the Group filed a notice against Culture Center to CIETAC for their breach of contract.

As a result of the above disputes, the Group is no longer able to exercise significant influence in operating and strategic decision of AM Advertising and cannot access to AM Advertising’s financial information. Accordingly, the Group accounted its investment in AM Advertising using cost method (see Note 5) as of December 31, 2016 and 2017. AM Advertising and its subsidiaries are no longer related parties to the Group. As of December 31, 2016, the Group treated the provision for earnout commitment of $23,549 as contingent liability and did not record any additional provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements. On March 29, 2018 and August 31, 2018, a MoU and its supplemental agreement respectively, with, among others, Longde Wenchuang and Beijing Cultural Center Construction and Development Fund (Limited Partnership), under which, among other things, Linghang Shengshi and Mr. Guo have agreed to pay or make available to AM Advertising on or prior to May 30, 2018 and furhter extended to September 30, 2018 an aggregate of RMB304,554 which was to be discounted by the following amounts (i) the RMB152,000 profits attributable to Linghang Shengshi, Mr. Guo and Mr. Xu for the first nine months of 2015, based on a third-party pro forma audit report on the Target Business; (ii) the shareholder loan of RMB88,000 in principal balance and RMB7,840 in interests; and (iii) the payment of RMB56,714 in cash after the sale of the 20.32% equity interests in AM Advertising, which consisted of 20% equity interests hold by the Group and 0.32% equity interests hold by Mr. Man Guo, and following the completion of the foregoing arrangements, our obligations with respect to the profit target for 2015, the earnout provision for the first nine months of 2015 and the shareholder loans between AM Advertising and AirMeia Shengshi shall be deem completed. According to the aforesaid MoU, after Linghang Shengshi, Mr. Guo and Mr. Xu transfer all the equity interest of AM Advertising, they will cease to be shareholders of AM Advertising and will not be able to continuously assume the obligations in connection with the profit commitment and earn out provision as a matter of fact.

(d)	Linghang Shengshi Equity Transfer

Mr. Xiaoya Zhang, a former shareholder of Linghang Shengshi, had initiated legal proceedings against Mr. Qing Xu, a director and the executive president of the Company, with respect to the transfers by Mr. Zhang of his equity interests in the company to Mr. Xu. In December 2015, Linghang Shengshi received an equity interest transfer agreement (the “ Linghang Shengshi SPA ”), dated December 4, 2015, by and between Mr. Xiaoya Zhang and Mr. Qing Xu, pursuant to which Mr. Zhang agrees to transfer 8.2% equity interests in Linghang Shengshi to Mr. Xu for RMB82,000 (the “ Linghang Shengshi Equity Transfer ”). The Linghang Shengshi Equity Transfer was completed in December 2015. In February 2016, Mr. Zhang initiated legal proceedings in a court in China against Mr. Xu, challenging the authenticity of his signatures to the Linghang Shengshi SPA and consequently the validity of Linghang Shengshi Equity Transfer. On February 14, 2017, the court’s final decision supported Mr. Xiaoya Zhang’s claim. However, none of the Company or Linghang Shengshi is a party to the Linghang Shengshi SPA. As of the date of this Report, none of the Company or Linghang Shengshi is named as a party in those legal proceedings. As of December 31, 2017, the Group did not record a provision for this matter as management believes the possibility of adverse outcome of the matter is remote and any liability it may incur would not have a material adverse effect on its consolidated financial statements.